UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number: 811-09603



                          AMERICAN BEACON SELECT FUNDS
               (Exact name of registrant as specified in charter)



                     220 East Las Colinas Blvd., Suite 1200
                              Irving, Texas 75039
              (Address of principal executive offices)-(Zip code)



                        Gene L. Needles, Jr., President
                     220 East Las Colinas Blvd., Suite 1200
                              Irving, Texas 75039
                    (Name and address of agent for service)



       Registrant's telephone number, including area code: (817) 391-6100


                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2015 - June 30, 2016





ITEM 1. PROXY VOTING RECORD.
===============================================================================
AMERICAN BEACON MONEY MARKET SELECT FUND
===============================================================================
There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which this series was entitled to vote. As such, the Fund has no proxy voting record for this period.



===============================================================================
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
===============================================================================
There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which this series was entitled to vote. As such, the Fund has no proxy voting record for this period.

SIGNATURES

 Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant): American Beacon Funds
  By /s/ Gene L. Needles, Jr.
 ------------------------------
 Gene L. Needles,
 Jr. President
 Date: August 26, 2016